Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 30, 2012
Accounting Policies [Abstract]
Discontinued operations, tax expense (benefit)	$ 133	$ 117	$ 77	$ (80)	$ 247